INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
10.	INCOME TAXES

Income tax expense consists of the following:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense:	111,552	168,924	83,216
Deferred income tax (benefit) expense:	(17,637)	(131,917)	25,595
Total income tax expense	93,915	37,007	108,811

Cayman Islands

Jiayin Group Inc. is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Jiayin Group Inc. is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

The Parent Company subsidiary, Geerong (HK) Limited, is located in Hong Kong and is subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Parent Company are not subject to any Hong Kong withholding tax. No income tax provision has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2018, 2019 and 2020, respectively.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Company’s subsidiaries and VIEs incorporated in the PRC are subject to statutory rate of 25%. High-technology enterprises may obtain a preferential tax rate of 15% provided they meet the related criteria. Niwodai Internet renewed its high-new technology enterprise (“HNTE”) certificate on November 23, 2017, thus Niwodai Internet was entitled to a preferential Enterprise Income Tax (“EIT”) rate of 15% from 2017 to 2019. The Company did not renew the certificate so Niwodai Internet was not qualified as a HNTE and was subject to EIT rate of 25% starting for 2020. Management believes it more-likely-than-not that Shanghai Chuangzhen Software Co., Ltd. will be qualified as an eligible software enterprise before the income tax year-end final settlement in 2020. As a result of this qualification, it is entitled to a tax holiday of a full exemption for year 2020 and 2021 in which its taxable income is greater than zero, followed by a three-year 50% exemption.

10.	INCOME TAXES – continued

PRC – continued

Mexico

The Company’s subsidiary incorporated in Mexico is subject to corporate income tax at 30%.

Indonesia

The Company’s subsidiary incorporated in Indonesia is subject to Indonesia Income (“CIT”) law. In accordance with the CIT law, an Indonesian resident is subject to worldwide income tax. Corporate income tax is calculated based on corporate taxable income (income less deductible expenses / expenses after fiscal adjustment), and the applicable CIT rate is 25%. Based on Government Regulation No.1 Year 2020 Jo No.30 Year 2020, Corporate Income Tax is adjusted from 25% to 22% for fiscal year 2020 and 2021, and next will be adjusted to 20% for fiscal year 2022.

  Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside of the PRC within the Company should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Parent Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Parent Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Parent Company and its subsidiaries outside the PRC do not have any assessable profits for the years ended December 31, 2018, 2019 and 2020, therefore, the Company is not subject to any uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 100 is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. From inception to 2020, the Company is subject to examination of the PRC tax authorities.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Payroll and welfare payable	12,131	11,635
Accrued expenses	16,199	10,198
Allowance for uncollectible receivables, contract assets, loans receivable and others	37,932	56,164
Net loss carryforward	13,595	13,495
Liabilities related to customer incentive	44,216	11,435
Gross deferred tax assets	124,073	102,927
Valuation allowances	(1,909)	(4,102)
Net deferred tax assets	122,164	98,825
Deferred tax liabilities
Uncollected revenues	(53,872)	(57,890)
Total deferred tax liabilities	(53,872)	(57,890)
Deferred tax assets, net	68,292	40,935
10.	INCOME TAXES – continued

Deferred tax assets and liabilities have been offset where the Company has a legally enforceable right to do so, and intends to settle on a net basis.

Changes in valuation allowance are as follows:

Year Ended December 31,
2020
RMB
Balance at beginning of the year	(1,909)
Additions	(2,871)
Reversals	678
Balance at end of the year	(4,102)

The Company assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. On the basis of this evaluation, valuation allowances of RMB 1,909, and RMB 4,102 have been established for deferred tax assets as of December 31, 2019 and 2020 respectively, based on a more likely than not threshold due to cumulated loss and uncertainty of sufficient profit generated in future years for certain subsidiaries within the Company. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

At December 31, 2020, tax loss carry-forward amounted to RMB 55,222, and would expire in calendar year 2023 to 2025 if not utilized. The Company operates its business through its subsidiaries and VIEs. The Company does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Company.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Parent Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s PRC subsidiaries have been provided as of December 31, 2019 and 2020. The aggregate undistributed earnings of the Company’s PRC subsidiaries that are available for distribution was nil as of December 31, 2019 and 2020.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company does not accrue deferred tax liabilities on the earnings of the VIEs given that the Company’s VIEs had accumulated deficits as of December 31, 2019 and 2020.

10.	INCOME TAXES – continued

Reconciliations of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expense	2.62%	6.66%	2.54%
Research and Development expense super deduction	(1.44%)	(2.97%)	(0.62%)
Effect of tax holiday	(12.87%)	(18.86%)	(2.12%)
Different tax rate of entities operating in other jurisdiction	0.00%	(0.07%)	4.86%
Valuation allowance	0.00%	0.32%	0.61%
Change in tax rate	0.00%	(3.13%)	0.00%
True up	0.00%	(0.40%)	0.05%
Effective tax rate	13.31%	6.55%	30.32%

The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Tax saving amount due to HNTE status	90,819	106,516	—
Tax saving amount due to Software enterprise	—	—	7,527
Tax expense amount due to other jurisdiction	—	(411)	(17,405)
Income per share effect-basic and diluted	0.45	0.50	(0.05)